CONTRACT COSTS	12 Months Ended
Dec. 31, 2023
CONTRACT COSTS
CONTRACT COSTS

10.  CONTRACT COSTS

Movements of contract costs for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Cost to obtain	Cost to fulfill	Total
At January 1, 2022	1,532	732	2,264
Addition current year	360	640	1,000
Amortization during the year	(338)	—	(338)
Expense during the year	—	(514)	(514)
At December 31, 2022	1,554	858	2,412
Current	(354)	(317)	(671)
Non-current	1,200	541	1,741

	2023
	Cost to obtain	Cost to fulfill	Total
At January 1, 2023	1,554	858	2,412
Addition current year	461	610	1,071
Amortization during the year	(374)	—	(374)
Expense during the year	—	(704)	(704)
Impairment	—	(184)	(184)
At December 31, 2023	1,641	580	2,221
Current	(427)	(226)	(653)
Non-current	1,214	354	1,568